Borrowings Under Credit Facilities (Details) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($)	Sep. 30, 2016 USD ($) item	Dec. 31, 2015 USD ($) contract	Dec. 31, 2014 USD ($)
Line of Credit Facility [Line Items]
Outstanding borrowing under the revolving credit facility		$ 880	$ 840
Outstanding borrowing, interest rate		1.52%	1.48%
Letters of credit		$ 7	$ 7
Commitment fee		0.10%	0.125%
Borrowing capacity available under the credit facility		$ 1,113	$ 1,153	$ 1,682
Available bond credits		$ 2,534	$ 2,577
Maximum [Member]
Line of Credit Facility [Line Items]
Commitment rate reduction under the revolving credit facility		0.275%	0.275%
Required debt-to-capitalization ratio		1.00	1.00
Debt-to-capitalization ratio			1.00
Minimum [Member]
Line of Credit Facility [Line Items]
Commitment rate reduction under the revolving credit facility		0.10%	0.10%
Required debt-to-capitalization ratio		0.65	0.65
Debt-to-capitalization ratio			0.46
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding borrowing, interest rate		1.20%	1.325%
Letters of credit			$ 7	7
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Secured revolving credit facility	$ 2,400	$ 2,000
Remaining available capacity under line of credit facility	$ 2,000
Number of exercised extensions of revolving credit facility | contract			1
Number of revolving credit facilities extension options		2	2
Expiration of revolving credit facility		Oct. 31, 2018	Oct. 31, 2017
Extension period for revolving line of credit		1 year	1 year
Additional increase in borrowing capacity amount		$ 100	$ 100
Outstanding borrowing under the revolving credit facility			$ 840	$ 711
Outstanding borrowing, interest rate			1.48%	1.29%
London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		1.00%	1.125%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		1.75%	1.75%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		1.00%	1.00%
Federal Funds Effective Rate [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		0.50%	0.50%
One Month London Interbank Offered Rate [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		1.00%	1.00%
One Month London Interbank Offered Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		0.75%	0.75%
One Month London Interbank Offered Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		0.00%	0.00%